Fees Summary	Oct. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 207,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	28,586.65
Total Offset Amount	0.00
Net Fee	$ 28,586.65